Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 7,185	$ 7,250
Costs
Purchased power (includes $2,252 related party costs; 2020 - $2,513) (Note 29)	3,579	3,854
Operation, maintenance and administration (Note 29)	1,081	1,034
Depreciation, amortization and asset removal costs (Note 5)	913	876
Total costs	5,573	5,764
Income before financing charges and income tax expense	1,612	1,486
Financing charges (Note 6)	453	469
Income before income tax expense	1,159	1,017
Income tax expense (recovery) (Note 7)	179	(783)
Net income	980	1,800
Other comprehensive income (loss) (Note 8)	16	(24)
Comprehensive income	996	1,776
Net income attributable to:
Noncontrolling interest (Note 28)	8	8
Common shareholder	972	1,792
Net income (loss)	980	1,800
Comprehensive income attributable to:
Noncontrolling interest (Note 28)	8	8
Common shareholder	$ 988	$ 1,768
Earnings per common share (Note 26)
Basic (in dollars per share)	$ 6,834	$ 12,599
Diluted (in dollars per share)	$ 6,834	$ 12,599
Distribution [Member]
Revenues
Revenues	$ 5,359	$ 5,507
Transmission [Member]
Revenues
Revenues	$ 1,826	$ 1,743